Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Defined Contribution Plan [Abstract]
Employee Benefit Plans

Note 16—Employee Benefit Plans

        The Bank's defined contribution 401(k) savings plan (the "Plan") covers substantially all employees that have completed certain service requirements. The Board of Directors determines the amount of any discretionary profit sharing contribution made to the plan. There were no profit sharing contributions to the Plan for the years ended December 31, 2016 and 2015. The net assets of the plan are not included in the Consolidated Statements of Financial Condition.

        As of February 1, 2016, a 401(k) employer match contribution was adopted by the Bank, pursuant to which the Bank will make a contribution equal to 50% of the first 4% contributed by employees. Total expense for the employer contributions made to the Plan was $655,000 during the year ended December 31, 2016. Effective January 1, 2017, the employer match was increased to equal 100% of the first 3% and 50% for the next 2% contributed by employees.